Property, Plant and Equipment Mining Assets Under Construction (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R 7,598	R 6,192	R 5,103
Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,053	1,278
Tshepong North | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions		170
Moab Khotsong Zaaiplaats | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	537	184
Moab Khotsong Great Noligwa | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	80	192
Mine waste solutions Kareerand TSF Expansion Project | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	462	24
Doornkop | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	304	159
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Exploration Expenditure Expensed	R 48	R 58